COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In exchange for participation in the programs by the OCS, the Company agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalties' expenses amounted to $574, $514 and $ 618 in 2012, 2013 and 2014, respectively, and are included in cost of revenues.

As of December 31, 2014, the Company had a contingent liability to pay royalties of $7,576.

b.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.
The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2015	$3,851
2016	3,638
2017	3,223
2018	3,078
2019	2,799
2020 and thereafter	1,118

$17,707

Rent expense for the years ended December 31, 2012, 2013 and 2014 was $  3,051, $ 3,370 and $ 3,782 respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $  149 as of December 31, 2014.

c.
The Company has provided bank guarantees in the amount of $ 1,161 as security for the rent to be paid for its leased offices. The lease is valid for approximately two and a half years ending in December 2015. As of December 31, 2014, the Company had restricted bank deposits of $ 484 in favor of the bank guarantees.

As of December 31, 2014, the Company has provided bank guarantees in the amount of $182 as security for the performance of various contracts with customers and suppliers.